Intangible Assets, Net (Details) - USD ($)		12 Months Ended
	Apr. 15, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Impairment provision		$ 995,821
Amortization of intangible assets		$ 4,857,269	$ 2,734,258
Computer software [Member]
Intangible Assets, Net [Line Items]
Acquisition of intangible assets	$ 7,000,000
Computer software [Member]
Intangible Assets, Net [Line Items]
Cost addition	7,000,000
Cost [Member] | Computer software [Member]
Intangible Assets, Net [Line Items]
Cost addition	$ 7,001,021